Label	Element	Value
Pacer Swan SOS Moderate (October) ETF | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $7.39 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.30%
Pacer Swan SOS Moderate (October) ETF | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.25 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.90%
Pacer Swan SOS Moderate (October) ETF | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $566.25 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.10%)
Pacer Swan SOS Moderate (October) ETF | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $745.06 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.50%)
Pacer Swan SOS Moderate (October) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	105.20%
Pacer Swan SOS Moderate (October) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.60%)
Pacer Swan SOS Moderate (October) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.40%